Acquisition (Details 2) (Health Guru Media [Member])	12 Months Ended
Dec. 31, 2013
Domain Name - Gather.com [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Asset Amortization Period	18 months
Advertiser Relationship [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Asset Amortization Period	10 years
Video Library [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Asset Amortization Period	10 years
Domain and trade name [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Asset Amortization Period	Indefinite